Dividends	12 Months Ended
Dec. 31, 2018
Dividends [Abstract]
Dividends

32. DIVIDENDS

Dividends for the years 2017 and 2018 are 500 Won and 650 Won per share, respectively, and the total amount of dividends paid are 336,636 million Won and 437,626 million Won, respectively. Meanwhile, the dividends for 2018 were approved on March 27, 2019.